Jonathan D. Van Duren P 314.552.6023 F 314.552.7023 jvanduren@thompsoncoburn.com

January 8, 2013

EDGAR CORRESPONDENCE

U.S. Securities and Exchange Commission
450 5th St., NW, 5-6
Washington, D.C. 20549

Re:           Empiric Funds, Inc. (SEC File Nos.: 033-96334 and 811-09088)

Ladies and Gentleman:

We are enclosing a Preliminary Proxy Statement on Schedule 14A.  This Preliminary Proxy Statement relates to the solicitation of shareholder approval of the reorganization of Core Equity Fund into an identically named series of Mutual Fund Series Trust.

Questions and comments concerning this filing may be directed to Jonathan D. Van Duren at (314) 552-6023.

Very truly yours,

Thompson Coburn LLP

/s/ Jonathan D. Van Duren

By
      Jonathan D. Van Duren

JDV/rld